Deposit Accounts	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposit Accounts
Deposit Accounts

The deposit accounts are as follows:

	December 31,
	2017	2016
	(Dollars in millions)
Retail deposits
Branch retail deposits
Demand deposit accounts	$931	$852
Savings accounts	3,482	3,824
Money market demand accounts	124	138
Certificates of deposit/CDARS	1,491	1,055
Total branch retail deposits	6,028	5,869
Commercial deposits
Demand deposit account	288	282
Savings account	71	63
Money market demand accounts	69	109
Certificates of deposit/CDARS	2	1
Total commercial deposits	430	455
Total retail deposits subtotal	6,458	6,324
Government deposits
Demand deposit accounts	251	250
Savings accounts	446	451
Certificates of deposit/CDARS	376	329
Total government deposits	1,073	1,030
Wholesale deposits	45	—
Company controlled deposits	1,358	1,446
Total deposits	$8,934	$8,800

The following indicates the scheduled maturities for certificates of deposit with a minimum denomination of $250,000:

	December 31,
	2017	2016
	(Dollars in millions)
Three months or less	$159	$126
Over three months to six months	128	116
Over six months to twelve months	173	146
One to two years	167	34
Thereafter	31	27
Total	$658	$449